Taxation - Schedule of Income Before Income Taxes is Attributable (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	$ (3,682,036)	$ (489,420)
Hong Kong [Member]
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	(354,493)	152,540
Cayman [Member]
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	(3,316,373)	(641,960)
Singapore [Member]
Schedule of Income Before Income Taxes [Line Items]
Loss before income taxes	$ (11,170)